Income Taxes - Components of income tax provision (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income (loss) before provision for income taxes
Bermuda					$ (65,391)	$ (24,254)
Foreign (U.S.)					520	317
Income (loss) before provision for income taxes					(64,871)	(23,937)
Current income tax provision:
U.S. federal					184	78
U.S. state					15	4
Total current income tax provision					199	82
Deferred income tax provision (benefit):
U.S. federal					(87)	(26)
U.S. state					(110)	(20)
Total deferred income tax provision (benefit)			$ (935)	$ (168)	(197)	(46)
Total provision for income taxes	$ (131)	$ (51)	$ (386)	$ (121)	$ 2	$ 36